Expenses - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Expenses [Line Items]
Share-based compensation recovery, net of option related expense	$ (4,600,000)	$ 24,000,000.0
Revenue	3,589,224,000	3,719,829,000
Firewater
Expenses [Line Items]
Revenue	218,062,000	0
Atlas Methanol Company Unlimited
Expenses [Line Items]
Revenue	$ 0	$ 344,892,000